INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic					$ (20,570)	$ (14,741)
Foreign					(500)	(830)
Income before income taxes	$ (10,426)	$ (6,206)	$ (22,680)	$ (12,217)	$ (21,070)	$ (15,571)